Consolidated Statements of Cash Flows (Parenthetical) (Unaudited)	12 Months Ended
Jun. 30, 2016 USD ($)
Statement of Cash Flows [Abstract]
Primsol asset purchase included in primsol payable	$ 1,250,000
Future accretion	173,000
Conversion of convertible promissory notes and interest to common stock	221,000
Natesto asset purchase included in Natesto payable	6,000,000
Accretion expense	$ 620,325